Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
Formation and Organization
Comera Life Sciences Holdings, Inc. (“CLS Holdings”, “Comera” or the “Company”) was incorporated in Delaware on January 25, 2022 as a wholly-owned subsidiary of Comera Life Sciences, Inc. (“Legacy Comera”) for the purpose of effecting the Transaction (as defined below).
Legacy Comera was formed in the state of Delaware on January 2, 2014 as ReForm Biologics, LLC. On April 30, 2021, Legacy Comera completed a corporate reorganization (the “Reorganization”) and changed its name to ReForm Biologics, Inc. As part of the Reorganization, each issued and outstanding capital unit of Legacy Comera as of the date of the Reorganization was exchanged for shares of convertible preferred stock of Legacy Comera and previously outstanding incentive units of Legacy Comera were cancelled. On January 7, 2022, Legacy Comera changed its name to Comera Life Sciences, Inc. to emphasize Comera’s vision of a compassionate new era in medicine. On May 19, 2022, in connection with the closing of the Transaction, Legacy Comera became a wholly-owned subsidiary of CLS Holdings.
Comera is a biotechnology company dedicated to promoting a compassionate new era in medicine. The Company applies a deep knowledge of formulation science and technology to transform essential biologic medicines from intravenous (“IV”) to subcutaneous (“SQ”) forms. This revolutionary technology provides patients and families with the freedom of self-injectable care, allowing them to realize the potential of these life changing therapies, and to unlock the vast potential of their own lives. To accomplish this, Comera is developing an internal portfolio of proprietary therapeutics that incorporate Comera’s innovative proprietary formulation platform, SQore
™
. Comera also collaborates with pharmaceutical and biotechnology companies, applying the SQore
™
platform to Comera’s partners’ biologic medicines to deliver enhanced formulations that facilitate self-injectable care.
Transaction
On May 19, 2022 (the “Closing Date”), the
Company consummated the acquisition of all of the issued and outstanding shares of OTR Acquisition Corp. (“OTR”) and Legacy Comera (the “Transaction”), in accordance with the Business Combination Agreement dated January 31, 2022 (as amended on May 19, 2022, the “Business Combination Agreement”) by and among the Company, Legacy Comera, OTR, CLS Sub Merger 1 Corp., a Delaware corporation, (“Comera Merger Sub”), and CLS Sub Merger 2 Corp., a Delaware corporation (“OTR Merger Sub”). Pursuant to the terms of the Business Combination Agreement, a transaction between OTR and Legacy Comera was effected through the merger of Comera Merger Sub with and into Legacy Comera, with Legacy Comera surviving the merger as a wholly-owned subsidiary of CLS Holdings, and through a merger of OTR Merger Sub with and into OTR, with OTR surviving the merger as a wholly-owned subsidiary of CLS Holdings. OTR was formed in the state of Delaware for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities.
As further described in Note 3, the Transaction was accounted for as a reverse recapitalization because Legacy Comera has been determined to be the accounting acquirer. Under the reverse recapitalization model, the Transaction treated for as Legacy Comera issuing equity for the net assets of OTR, with
no
goodwill or intangible assets recorded.
Unless the context otherwise requires, “Comera,” “Company,” “we,” “us,” and “our” refer to Comera Life Sciences Holdings, Inc., and its subsidiaries at and after the Closing (as defined below) and give effect to the Closing. “CLS Holdings”, “Legacy Comera” and “OTR” refer to Comera Life Sciences Holdings, Inc., Comera Life Sciences, Inc. and OTR Acquisition Corp., respectively, prior to the Closing.

1. Organization
Formation and Organization
Comera Life Sciences, Inc. (“Comera” or “Company”) was formed in the state of Delaware on January 2, 2014 as ReForm Biologics, LLC. On April 30, 2021, the Company completed a corporate reorganization (the “Reorganization”) and changed its name to ReForm Biologics, Inc. As part of the Reorganization, each issued and outstanding capital unit of the Company as of the date of the Reorganization was exchanged for shares of convertible preferred stock and previously outstanding incentive units of the Company were cancelled. On January 7, 2022, the Company changed its name to Comera Life Sciences, Inc. to emphasize the Company’s vision of a compassionate new era in medicine.
Comera is a biotechnology company dedicated to promoting a compassionate new era in medicine. The Company applies a deep knowledge of formulation science and technology to transform essential biologic medicines from IV to subcutaneous (“SQ”) forms. This revolutionary technology provides patients and families with the freedom of self-injectable care, allowing them to realize the potential of these life changing therapies, and to unlock the vast potential of their own lives while simultaneously lowering healthcare costs. To accomplish this, Comera is developing an internal portfolio of proprietary therapeutics that incorporate the Company’s innovative proprietary formulation platform, SQore
™
. Comera also collaborates with pharmaceutical and biotechnology companies, applying the SQore
™
platform to the Company’s partners’ biologic medicines to deliver enhanced formulations that facilitate self-injectable care.
Reverse Recapitalization
Comera Life Sciences Holdings, Inc. (“CLS Holdings”) was incorporated in Delaware on January 25, 2022 as a wholly-owned subsidiary of Comera Life Sciences, Inc. for the purpose of effecting the Transaction (as defined below). On May 19, 2022 (the “Closing Date”), CLS Holdings consummated the acquisition of all the issued and outstanding shares of OTR Acquisition Corp. (“OTR”) and Comera (the “Transaction”), in accordance with the Business Combination Agreement dated January 31, 2022 (as amended May 19, 2022, the “Business Combination Agreement”) by and among CLS Holdings, Comera, OTR, CLS Sub Merger 1 Corp., a Delaware corporation (“Comera Merger Sub”), and CLS Sub Merger 2 Corp., a Delaware Corporation (“OTR Merger Sub”). Pursuant to the terms of the Business Combination Agreement, a transaction between OTR and Comera was effected through the merger of OTR Merger Sub with and into OTR, with OTR surviving the merger as a wholly-owned subsidiary of CLS Holdings, and through a merger of Comera Merger Sub with and into Comera, with Comera surviving the merger as a wholly-owned subsidiary of CLS Holdings. OTR was formed in the state of Delaware for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities.
The Transaction was accounted for as a reverse recapitalization, with OTR being treated as the “acquired” company and
 Comera
being treated as the “acquirer” for accounting purposes based upon the pre-merger
shareholders of Comera holding the majority of the voting interests of CLS Holdings, Comera’s existing management team serving as the initial management team of CLS Holdings, Comera’s appointment of the majority of the initial board of directors of CLS Holdings, and Comera’s operations comprising the ongoing operations of the combined company.
Under the reverse recapitalization model, the Transaction was treated as
 Comera
issuing equity for the net assets of OTR, with no goodwill or intangible assets recorded. All common stock instruments, prior to the Transaction, have been retroactively adjusted to share amounts reflecting the capital structure of CLS Holdings following the Transaction, including adjustments based on the exchange ratio (the “Exchange Ratio”). Accordingly, certain amounts have been retroactively adjusted to reflect the reverse recapitalization pursuant to the Transaction for all periods presented within the balance sheets and statements of convertible preferred stock, stockholders’ deficit and members’ capital. Additionally, the net loss per share or unit and weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders, prior to the Transaction, have been retroactively adjusted to amounts reflecting the Exchange Ratio established in the Transaction.